SHAREHOLDERS' EQUITY - Summary of the Company's stock option activity and related information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHAREHOLDERS' EQUITY
Number of options, outstanding at the beginning of the year	265,300
Number of options, Granted	87,650
Number of options, Exercised	(44,125)
Number of options, Forfeited	(2,625)
Number of options, outstanding at the end of the year	306,200	265,300
Number of options, exercisable at the end of the year	202,425
Weighted average exercise price, outstanding at the beginning of the year	$ 12.4
Weighted average exercise price, Granted	11.19
Weighted average exercise price, Exercised	8.35
Weighted average exercise price, Forfeited	11.47
Weighted average exercise price, Options outstanding at the end of the year	12.64	$ 12.4
Weighted average exercise price, Option exercisable at the end of the year	$ 13.24
Weighted average remaining contractual term (in years)	3 years 14 days	2 years 5 months 23 days
Weighted average remaining contractual term, Options exercisable at the end of the year (in years)	1 year 3 months 25 days
Aggregate intrinsic value, outstanding	$ 450
Aggregate intrinsic value, options exercisable at the end of the year	73
Aggregate intrinsic value, outstanding	$ 80	$ 450